CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Operating revenues
Contract revenues	$ 4,095	$ 3,823		$ 3,045
Reimbursables	96	192		166
Other revenues	1	26		43
Total operating revenues	4,192	4,041		3,254
Gain on sale of assets	22	26		71
Operating expenses
Vessel and rig operating expenses	1,585	1,605		1,253
Reimbursable expenses	90	179		155
Depreciation and amortization	563	480		396
General and administrative expenses	202	178		149
Total operating expenses	2,440	2,442		1,953
Net operating income	1,774	1,625		1,372
Financial items
Interest income	21	42		78
Interest expense	(295)	(312)		(228)
Share in results from associated companies (loss)/gain	(420)	48		92
Impairment loss on marketable securities	(10)	(15)		0
(Loss)/gain on derivative financial instruments	(346)	(92)		130
Gain on re-measurement of previously held equity interest	0	111		0
Gain on bargain purchase	0	56		0
Loss on debt extinguishment	0	(145)		0
Foreign exchange (loss)	(18)	(26)		(25)
Gain on loss of control in subsidiary	540	0		0
Gain on realization of marketable securities	416	0		0
Other financial items	9	39		54
Total financial items	(103)	(294)		101
Income before income taxes	1,671	1,331		1,473
Income taxes	(189)	(159)		(120)
Net income	1,482	1,172		1,353
Net income attributable to the non-controlling interest	81	55		92
Net income attributable to the parent	$ 1,401	$ 1,117		$ 1,261
Basic earnings per share (in US dollars per share)	$ 3.05	$ 2.73		$ 3.16
Diluted earnings per share (in US dollars per share)	$ 2.96	$ 2.73	[1]	$ 3.00
Declared regular dividend per share (in US dollars per share)	$ 3.06	$ 2.535		$ 1.05
Declared extraordinary dividend per share (in US dollars per share)	$ 0	$ 0.20		$ 0

[1]	The loss on debt extinguishment of $145 million has been added back to net income in addition to interests expenses related to the convertible bonds. These effects are anti-dilutive, and exceed the effect of increased denominator when calculating the diluted earnings per share. As a consequence of this, the diluted earnings per share equal basic earnings per share.